SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS OF WARRANTS (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Expected term, in years	1 year 6 months	2 years 9 months 29 days
Expected volatility	100.00%	162.24%
Risk-free interest rate	0.11%	0.44%
Dividend yield